Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net earnings	$ 900,416,000	$ 193,030,000	$ 778,564,000
Adjustments:
Depreciation	613,192,000	625,757,000	652,000,000
Amortization	73,862,000	74,260,000	72,423,000
Stock-based compensation	56,511,000	45,794,000	46,384,000
Deferred income taxes	71,455,000	(246,836,000)	70,801,000
Distributions from affiliates	40,602,000	15,132,000	53,738,000
Equity in earnings of unconsolidated affiliates	(38,757,000)	(5,329,000)	(13,505,000)
Impairments and losses on assets		244,833,000	25,393,000
Changes in assets and liabilities (exclusive of acquisitions and dispositions):
Accounts receivable	(217,736,000)	655,489,000	(179,181,000)
Inventories	(132,639,000)	1,061,202,000	11,326,000
Accounts payable	236,788,000	(438,788,000)	(111,859,000)
Federal income taxes	3,555,000	62,656,000	(111,687,000)
Salaries, wages and related accruals	133,544,000	(56,267,000)	67,973,000
Other operating activities	(3,260,000)	(73,890,000)	(19,472,000)
Cash provided by operating activities	1,737,533,000	2,157,043,000	1,342,898,000
Investing activities:
Capital expenditures	(604,840,000)	(374,123,000)	(667,982,000)
Investment in and advances to affiliates	(63,167,000)	(80,409,000)	(97,841,000)
Divestiture of affiliates	135,000,000
Repayment of advances to affiliates			122,000,000
Disposition of plant and equipment	18,571,000	29,390,000	36,563,000
Acquisitions (net of cash acquired)	(474,788,000)	(19,089,000)	(768,581,000)
Purchases of investments	(650,000,000)	(111,927,000)	(100,000,000)
Proceeds from the sale of investments	600,000,000	111,452,000	27,529,000
Other investing activities	14,106,000	3,010,000	10,250,000
Cash used in investing activities	(1,025,118,000)	(441,696,000)	(1,438,062,000)
Financing activities:
Net change in short-term debt	(33,360,000)	(155,816,000)	178,308,000
Repayment of long-term debt		(16,300,000)	(5,358,000)
Issuance of common stock	15,751,000	424,000	5,614,000
Excess tax benefits from stock-based compensation	2,784,000	2,000,000	3,400,000
Distributions to noncontrolling interests	(99,588,000)	(71,938,000)	(63,705,000)
Cash dividends	(481,083,000)	(479,432,000)	(475,123,000)
Acquisition of treasury stock	(5,173,000)	(66,505,000)	0
Other financing activities	(13,297,000)	(2,184,000)	(2,183,000)
Cash used in financing activities	(613,966,000)	(789,751,000)	(359,047,000)
Effect of exchange rate changes on cash	8,043,000	(10,271,000)	(4,897,000)
Increase (decrease) in cash and cash equivalents	106,492,000	915,325,000	(459,108,000)
Cash and cash equivalents-beginning of year	1,939,469,000	1,024,144,000	1,483,252,000
Cash and cash equivalents-end of year	2,045,961,000	1,939,469,000	1,024,144,000
Non-cash investing activity:
Change in accrued plant and equipment purchases	$ 12,837,000	$ (9,355,000)	$ (99,115,000)